FAIR VALUE MEASURMENTS (Details 1) - Private Placement [Member] $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Balance at December 31, 2014	$ 4,003
Exchange of warrants in November-December 2015 (see also Note 9j)	(822)
Change in fair value of warrants during the period	(571)
Balance at December 31, 2015	$ 2,610